Common Stock (Details Narrative) (10-K) - USD ($)			1 Months Ended		6 Months Ended	12 Months Ended
	Mar. 29, 2018	Oct. 24, 2017	May 14, 2018	Dec. 07, 2017	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Number of shares sold for cash	206,000		1,150,500	1,000,000
Sales of stock price per share	$ 0.60		$ .60	$ 0.30
Number of share issued for cash consideration, value	$ 123,600		$ 690,300	$ 300,000
Number of shares called by each warrants	1		1	1
Fair value of embedded warrants	$ 44,454		$ 290,996	$ 132,458
Common stock, shares issued					9,948,077	8,591,577	624,910
Common stock, shares outstanding					9,948,077	8,591,577	624,910
Common stock voting rights					All common shares are entitled to one vote per share in all matters submitted to the shareholders.	All common shares are entitled to one vote per share in all matters submitted to the shareholders
Preferred stock, shares issued
Preferred stock, shares outstanding
Volatility [Member]
Fair value measurement				163.00%
Discount Rate [Member] | Minimum [Member]
Fair value measurement				1.68%
Discount Rate [Member] | Maximum [Member]
Fair value measurement				1.80%
Class A Warrant [Member]
Number of shares called by each warrants				1
Warrants exercise price per share				$ 0.50	$ 0.50	$ 0.50
Warrants term				24 months
Fair value of embedded warrants				$ 167,542
One Shareholder, An Accredited Investor [Member]
Number of shares sold for cash		6,300,000
Sales of stock price per share		$ 0.01
Number of share issued for cash consideration, value		$ 63,000
189 Holders [Member]
Common stock, shares issued						8,591,577
Common stock, shares outstanding						8,591,577
168 Holders [Member]
Common stock, shares issued							624,910
Common stock, shares outstanding							624,910